STOCK OPTIONS AND WARRANTS - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2021 $ / shares	Aug. 31, 2020 USD ($)
Share-based Payment Arrangement [Abstract]
Expected dividend yield	0.00%
Expected stock volatility	98.00%	163.00%
Risk-free interest rate	0.40%	1.16%
Expected life of options (years)	5 years	2 years
Expected forfeiture rate	0.00%
Grant date fair value per option | $ / shares	$ 0.06
Estimated fair value per option | $		$ 0.01